Financial and capital risk management - Narrative (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2024 BRL (R$)	Sep. 30, 2024 R$ / $	Jun. 30, 2023 BRL (R$)	Mar. 01, 2023 R$ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments, net | R$	R$ (27,340)		R$ (3,598)
Closing foreign exchange rate | R$ / $				5.21
Sensitivity analysis impact of twenty-five percentage change in risk variable	25.00%
Sensitivity analysis impact of fifty percentage change in risk variable	50.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments, net | R$	R$ 0		R$ 0
Credit risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period for review of existing customer accounts	12 months
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible decrease in risk variable, percent	25.00%
Remote increase in risk variable, percent	50.00%
Currency risk | Changes In Foreign Exchange Rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $		5.4481
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible decrease in risk variable, percent	25.00%
Remote increase in risk variable, percent	50.00%